CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interests
Common stock beginning of period (in shares) at Dec. 31, 2019				811.0
Treasury stock beginning of period (in shares) at Dec. 31, 2019					(3.0)
Balance at beginning of period at Dec. 31, 2019		$ 22,370	$ (5)	$ 1,298	$ (120)	$ 18,216	$ (265)	$ 2,291	$ (5)	$ 950
Changes in Equity
Net income (loss)		2,804						2,829		(25)
Other comprehensive income (loss)		49					49
Dividends declared	[1]	(839)						(839)
Distributions declared to noncontrolling interests		(198)								(198)
Cash calls requested from noncontrolling interests		$ 110								110
Repurchase and retirement of common stock (in shares)		(10.0)		(10.0)
Repurchase and retirement of common stock		$ (521)		$ (17)		(230)		(274)
Withholding of employee taxes related to stock-based compensation (in shares)		(1.0)			(1.0)
Withholding of employee taxes related to stock-based compensation		$ (48)			$ (48)
Stock options exercised (in shares)				1.0
Stock options exercised		51		$ 2		49
Stock-based awards and related share issuances (in shares)				2.0
Stock-based awards and related share issuances		72		$ 4		68
Common stock at end of period (in shares) at Dec. 31, 2020				804.0
Treasury stock at end of period (in shares) at Dec. 31, 2020					(4.0)
Balance at end of period at Dec. 31, 2020		23,845		$ 1,287	$ (168)	18,103	(216)	4,002		837
Contingently redeemable noncontrolling interest, Balance at beginning of period at Dec. 31, 2019	[2]	47
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	[2]	(13)
Contingently redeemable noncontrolling interest, Balance at end of period at Dec. 31, 2020	[2]	34
Changes in Equity
Net income (loss)		219						1,166		(947)
Other comprehensive income (loss)		83					83
Dividends declared	[1]	(1,764)						(1,764)
Distributions declared to noncontrolling interests		(200)								(200)
Cash calls requested from noncontrolling interests		$ 101								101
Repurchase and retirement of common stock (in shares)		(9.0)		(9.0)
Repurchase and retirement of common stock		$ (528)		$ (15)		(207)		(306)
Withholding of employee taxes related to stock-based compensation (in shares)		(0.6)			(1.0)
Withholding of employee taxes related to stock-based compensation		$ (32)			$ (32)
Stock options exercised		17				17
Stock-based awards and related share issuances (in shares)				2.0
Stock-based awards and related share issuances		$ 72		$ 4		68
Common stock at end of period (in shares) at Dec. 31, 2021		792.0		797.0
Treasury stock at end of period (in shares) at Dec. 31, 2021		(5.0)			(5.0)
Balance at end of period at Dec. 31, 2021		$ 21,813		$ 1,276	$ (200)	17,981	(133)	3,098		(209)
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	[2]	14
Contingently redeemable noncontrolling interest, Balance at end of period at Dec. 31, 2021	[2]	48
Changes in Equity
Net income (loss)		(369)						(429)		60
Other comprehensive income (loss)		162					162
Dividends declared	[1]	(1,753)						(1,753)
Distributions declared to noncontrolling interests		(191)								(191)
Cash calls requested from noncontrolling interests		$ 120								120
Repurchase and retirement of common stock (in shares)		0.0
Withholding of employee taxes related to stock-based compensation (in shares)		(0.6)			(1.0)
Withholding of employee taxes related to stock-based compensation		$ (39)			$ (39)
Acquisition of non-controlling interests (Note 1)		(300)				(699)				399
Stock options exercised		14				14
Stock-based awards and related share issuances (in shares)				2.0
Stock-based awards and related share issuances		$ 76		$ 3		73
Common stock at end of period (in shares) at Dec. 31, 2022		793.0		799.0
Treasury stock at end of period (in shares) at Dec. 31, 2022		(6.0)			(6.0)
Balance at end of period at Dec. 31, 2022		$ 19,533		$ 1,279	$ (239)	$ 17,369	$ 29	$ 916		$ 179
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	[2]	0
Reclassification of contingently redeemable non-controlling interests		(48)
Contingently redeemable noncontrolling interest, Balance at end of period at Dec. 31, 2022	[2]	$ 0

[1]	Cash dividends paid per common share was $2.20, $2.20 and $1.04 for 2022, 2021 and 2020, respectively. Dividends declared and dividends paid to common stockholders differ by $7, $7, and $5 for 2022, 2021 and 2020, respectively, due to timing.
[2]	Sumitomo held a 5% interest in Yanacocha at December 31, 2021 and had the option to require Yanacocha to repurchase their interest for $48 if certain conditions were not met. The Company purchased Sumitomo's 5% interest during 2022. Refer to Note 1 for further information.